SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, net	$ 1,137.4	$ 1,097.9	$ 915.2
U.S.
Property, plant and equipment, net
Property, plant and equipment, net	317.3	286.4	278.5
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 820.1	$ 811.5	$ 636.7